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December 7, 2007

                                                          VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Minnesota Life Insurance Company
     Minnesota Life Individual Variable Universal Life Account
     Pre-Effective Amendment Number 1
     File Numbers 333-144604 and 811-22093


Commissioners:

On behalf of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account (the "Account"), we have attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 a Pre-Effective Amendment Number 1 to the initial registration statement on Form N-6 (the "Registration Statement") for certain Individual Variable Universal Life Insurance Policies to be issued through the Account.

We have also included in this Pre-Effective Amendment Number 1 the financial statements.

Finally, filed concurrently with this filing are letters requesting acceleration of the effective date of this Registration Statement, for December 14, 2007.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at 651-665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen
Timothy E. Wuestenhagen
Senior Policyowner Tax Counsel
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